Total Cost Savings Initiatives Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ (1)	$ 108	$ 141
Implementation costs	12	142	131
Spin-Off transition costs	4	32	31
Other cost savings initiatives expenses	92	8	0
Total cost savings initiatives expenses	107	290	303
Asset Impairment and Exit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(1)	108	141
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Implementation costs	12	77	97
Other cost savings initiatives expenses	49	0	0
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Implementation costs	0	65	34
Spin-Off transition costs	4	32	31
Other cost savings initiatives expenses	$ 43	$ 8	$ 0